111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 July 3, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XIII (the "Trust") (File Nos. 2-74959 and 811-3327) on Behalf of MFS® Diversified Income Fund, MFS® Government Securities Fund and MFS® New Discovery Value Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Fund does not differ from those contained in Post-Effective Amendment No. 65 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on June 27, 2017.

Please call the undersigned at (617) 954-5843 or Jessica Rung at (617) 954-6149 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/ccs